FVM - Fair value hierarchy - Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	$ 162,358	$ 140,306	$ 135,098
Derivative financial assets	140,415	122,618	131,728
Brokerage receivables	25,273	22,650	20,883
Financial assets at fair value not held for trading	123,020	63,482	63,754
Financial assets measured at fair value through other comprehensive income	2,167	2,078	2,233
Non-financial assets - Precious metals and other physical commodities	6,445	4,729	4,426
Other non-financial assets measured at fair value	43	16	17
Total assets measured at fair value	459,721	355,878	358,139
Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	113,456	102,631	100,372
Financial assets at fair value not held for trading	3,009	1,153	1,112
Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	10,997	8,395	9,052
Financial assets at fair value not held for trading	25,079	18,519	16,594
Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	7,139	7,005	9,098
Financial assets at fair value not held for trading	1,225	817	804
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	18,671	16,552	13,586
Financial assets at fair value not held for trading	14,609	14,807	16,994
Financial assets measured at fair value through other comprehensive income	267	246	276
Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	11,666	5,483	2,775
Financial assets at fair value not held for trading	6,252	4,898	5,426
Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	370	240	215
Financial assets at fair value not held for trading	1,608	18	18
Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	51,029	50,831	65,387
Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	49,602	34,934	35,311
Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	33,393	31,394	27,317
Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	3,031	1,985	1,752
Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	2,582	2,677	1,639
Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	191	1,211	1,208
Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	53,337	5,310	5,545
Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	16,963	16,413	15,814
Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,891	1,783	1,948
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	124,627	114,661	115,345
Derivative financial assets	836	1,120	593
Brokerage receivables	0	0	0
Financial assets at fair value not held for trading	34,765	30,429	29,529
Financial assets measured at fair value through other comprehensive income	62	67	68
Non-financial assets - Precious metals and other physical commodities	6,445	4,729	4,426
Other non-financial assets measured at fair value	0	0	0
Total assets measured at fair value	166,735	151,007	149,962
Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	112,441	102,112	99,510
Financial assets at fair value not held for trading	91	24	24
Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	5,603	5,814	6,843
Financial assets at fair value not held for trading	17,262	13,579	13,262
Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	5,677	5,679	8,008
Financial assets at fair value not held for trading	395	371	367
Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	896	1,052	982
Financial assets at fair value not held for trading	61	60	62
Financial assets measured at fair value through other comprehensive income	62	67	68
Level 1 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	0	0	0
Financial assets at fair value not held for trading	0	0	0
Level 1 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	10	4	3
Financial assets at fair value not held for trading	0	0	0
Level 1 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	331	397	317
Level 1 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	0	0	0
Level 1 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	0	0	0
Level 1 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	0	0	0
Level 1 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	3	0	0
Level 1 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0	0
Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0	0
Level 1 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	16,957	16,395	15,814
Level 1 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	0	0	0
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	29,689	24,286	17,936
Derivative financial assets	137,254	120,184	129,871
Brokerage receivables	25,273	22,650	20,883
Financial assets at fair value not held for trading	80,293	28,622	30,124
Financial assets measured at fair value through other comprehensive income	2,105	2,011	2,165
Non-financial assets - Precious metals and other physical commodities	0	0	0
Other non-financial assets measured at fair value	0	0	0
Total assets measured at fair value	274,615	197,753	200,979
Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	830	341	721
Financial assets at fair value not held for trading	5	0	0
Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	5,319	2,581	2,195
Financial assets at fair value not held for trading	7,817	4,940	3,332
Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,222	1,290	1,082
Financial assets at fair value not held for trading	160	201	233
Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	16,875	15,005	11,956
Financial assets at fair value not held for trading	14,338	14,529	16,716
Financial assets measured at fair value through other comprehensive income	205	179	207
Level 2 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	5,246	4,931	1,870
Financial assets at fair value not held for trading	3,699	3,581	4,172
Level 2 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	192	139	111
Financial assets at fair value not held for trading	1,108	18	18
Level 2 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	50,576	50,425	65,070
Level 2 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	49,199	34,660	35,028
Level 2 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	32,239	30,673	26,649
Level 2 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	2,553	1,678	1,452
Level 2 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	2,563	2,676	1,627
Level 2 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0	0
Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	53,069	5,256	5,541
Level 2 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	6	18	0
Level 2 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,891	1,783	1,948
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	8,042	1,359	1,817
Derivative financial assets	2,325	1,314	1,264
Brokerage receivables	0	0	0
Financial assets at fair value not held for trading	7,961	4,430	4,101
Financial assets measured at fair value through other comprehensive income	0	0	0
Non-financial assets - Precious metals and other physical commodities	0	0	0
Other non-financial assets measured at fair value	43	16	17
Total assets measured at fair value	18,371	7,118	7,198
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	185	178	140
Financial assets at fair value not held for trading	2,913	1,129	1,088
Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	75	1	14
Financial assets at fair value not held for trading	0	0	0
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	240	36	9
Financial assets at fair value not held for trading	670	244	205
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	900	495	648
Financial assets at fair value not held for trading	210	217	215
Financial assets measured at fair value through other comprehensive income	0	0	0
Level 3 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	6,420	551	904
Financial assets at fair value not held for trading	2,553	1,317	1,254
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	169	97	101
Financial assets at fair value not held for trading	500	0	0
Level 3 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	121	9	0
Level 3 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	403	274	284
Level 3 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	1,154	720	667
Level 3 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	478	308	301
Level 3 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	16	1	12
Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	191	1,211	1,208
Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	268	53	4
Level 3 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0	0
Level 3 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	$ 0	$ 0	$ 0